OTHER RESERVES - Summary of Accumulated Other Comprehensive Income Attributable to Royal Dutch Shell plc Shareholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		$ (24,173)
Reclassified to income		(115)
Share of joint ventures and associates	$ (106)	77	$ (74)
Other comprehensive income/(loss) for the period	6,073	(1,842)	(2,034)
Less: non-controlling interest	468	136	625
Ending balance			(24,173)
Total
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(25,735)	(24,173)	(22,030)
Recognised in other comprehensive income	8,745	(2,567)	(3,367)
Reclassified to income	417		397
Reclassified to the balance sheet	(13)	16	11
Reclassified to retained earnings	(45)	270	(74)
Tax on amounts recognised/reclassified	(2,970)	747	999
Total, net of tax	6,134	(1,649)	(2,034)
Share of joint ventures and associates	(106)	77	(74)
Other comprehensive income/(loss) for the period	6,028	(1,572)	(2,108)
Less: non-controlling interest	61	10	(35)
Attributable to Shell plc shareholders	6,089	(1,562)	(2,143)
Ending balance	(19,646)	(25,735)	(24,173)
Currency translation differences
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(8,175)	(9,415)	(9,722)
Recognised in other comprehensive income	(1,841)	1,204	302
Reclassified to income	368	(28)	38
Tax on amounts recognised/reclassified	60	3	4
Total, net of tax	(1,413)	1,179	344
Share of joint ventures and associates	(36)	51	(2)
Other comprehensive income/(loss) for the period	(1,449)	1,230	342
Less: non-controlling interest	61	10	(35)
Attributable to Shell plc shareholders	(1,388)	1,240	307
Ending balance	(9,563)	(8,175)	(9,415)
Equity instruments remeasurements
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	1,144	793	906
Recognised in other comprehensive income	180	68	(17)
Reclassified to retained earnings	(45)	169	(85)
Tax on amounts recognised/reclassified	(35)	(4)	(13)
Total, net of tax	100	233	(115)
Share of joint ventures and associates	50	118	2
Other comprehensive income/(loss) for the period	150	351	(113)
Attributable to Shell plc shareholders	150	351	(113)
Ending balance	1,294	1,144	793
Debt instruments remeasurements
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	31	8	(21)
Recognised in other comprehensive income	(23)	31	24
Reclassified to income	(5)	(8)	5
Total, net of tax	(28)	23	29
Other comprehensive income/(loss) for the period	(28)	23	29
Attributable to Shell plc shareholders	(28)	23	29
Ending balance	3	31	8
Cash flow hedging (losses)/gains
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(485)	(233)	117
Recognised in other comprehensive income	88	(9)	(592)
Reclassified to income	(38)	(173)	268
Reclassified to the balance sheet	(13)	16	11
Tax on amounts recognised/reclassified	(16)	6	37
Total, net of tax	21	(160)	(276)
Share of joint ventures and associates	(72)	(92)	(74)
Other comprehensive income/(loss) for the period	(51)	(252)	(350)
Attributable to Shell plc shareholders	(51)	(252)	(350)
Ending balance	(536)	(485)	(233)
Net investment hedging (losses)/gains
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(2,439)	(2,016)	(2,025)
Recognised in other comprehensive income	295	(423)	13
Tax on amounts recognised/reclassified			(4)
Total, net of tax	295	(423)	9
Other comprehensive income/(loss) for the period	295	(423)	9
Attributable to Shell plc shareholders	295	(423)	9
Ending balance	(2,144)	(2,439)	(2,016)
Deferred cost of hedging
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(187)	(287)	(353)
Recognised in other comprehensive income	(145)	17	9
Reclassified to income	92	94	86
Tax on amounts recognised/reclassified	14	(11)	(29)
Total, net of tax	(39)	100	66
Other comprehensive income/(loss) for the period	(39)	100	66
Attributable to Shell plc shareholders	(39)	100	66
Ending balance	(226)	(187)	(287)
Retirement benefits remeasurements
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(15,624)	(13,023)	(10,932)
Recognised in other comprehensive income	10,191	(3,455)	(3,106)
Reclassified to retained earnings		101	11
Tax on amounts recognised/reclassified	(2,993)	753	1,004
Total, net of tax	7,198	(2,601)	(2,091)
Share of joint ventures and associates	(48)
Other comprehensive income/(loss) for the period	7,150	(2,601)	(2,091)
Attributable to Shell plc shareholders	7,150	(2,601)	(2,091)
Ending balance	$ (8,474)	$ (15,624)	$ (13,023)